Tax - Special Oil Gain Levy - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019 ¥ / Bbl_per_usd
Disclosure Of Income Taxes [line items]
Threshold of Special Oil Gain Levy	65
Number of Special Oil Gain Levy levels	5
Minimum [member]
Disclosure Of Income Taxes [line items]
Progressive rates	20.00%
Maximum [member]
Disclosure Of Income Taxes [line items]
Progressive rates	40.00%